Financial Instruments - Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets (Details) - Liquidity risk - GBP (£)
£ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	£ 7,154	£ 2,823
BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	1,807	1,807
Trade payables | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	1,214	719
Trade payables | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Trade payables | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Trade payables | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Other payables | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	74	54
Other payables | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Other payables | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Other payables | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	5,866	2,050
Accruals | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Accruals | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | LESS THAN 1 YEAR
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | BETWEEN 1 AND 2 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | BETWEEN 2 AND 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	0	0
Contingent obligation | OVER 5 YEARS
Disclosure of financial liabilities [line items]
Trade and other payables, undiscounted cash flows	£ 1,807	£ 1,807